Financial Instruments (Schedule of sensitivity tests relating to changes in market factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sensitivity Test To Changes In Nis And Euro Exchange Rates [Abstract]
Gain (loss) from change in exchange rate	$ (525)	$ 137	$ 211
5% increase in exchange rate [Member]
Sensitivity Test To Changes In Nis And Euro Exchange Rates [Abstract]
Gain (loss) from change in exchange rate	257	3
5% decrease in exchange rate [Member]
Sensitivity Test To Changes In Nis And Euro Exchange Rates [Abstract]
Gain (loss) from change in exchange rate	$ (257)	$ (3)